STRATEGIC PARTNERS ASSET ALLOCATION FUNDS

Supplement dated March 18, 2005

to

Prospectus dated October 1, 2004

Effective as of March 2, 2005, Strategic Partners Asset Allocation Funds listed below have changed their investment policies concerning investments in mortgage-related securities and derivatives as noted below.

1.              On page 34 of the prospectus, the following disclosure replaces the first column of the second row in the table that appears under the section entitled “How the Funds Invest — Investment Type—Mortgage-related securities.”

Mortgage-related securities

Conservative Growth and Moderate Growth Funds

Percentage varies, up to 35%

2.              On page 37 of the prospectus, the following disclosure replaces the first column in the table that appears under the section entitled “How the Funds Invest — Investment Type—Derivatives.”

Derivatives

All Funds

Percentage varies

Effective as of the close of business on or about March 31, 2005,  the names of each of the Strategic Partners Asset Allocation Funds will change, as set forth below:

Current Fund Name	New Fund Name
Strategic Partners Conservative Growth Fund	Strategic Partners Conservative Allocation Fund
Strategic Partners Moderate Growth Fund	Strategic Partners Moderate Allocation Fund
Strategic Partners High Growth Fund	Strategic Partners Growth Allocation Fund

Also effective on or about March 31, 2005, the Advisers indicated below will be replaced:

Fund	Current Adviser	New Adviser
Strategic Partners Conservative Allocation Fund (formerly, Strategic Partners Conservative Growth Fund)	Jennison Associates LLC (large-capitalization growth equity sleeve)	Transamerica Asset Management LLC and Goldman Sachs Asset Management LP (large-capitalization growth equity sleeve)
	Jennison Associates LLC (large-capitalization value equity sleeve)	Hotchkis & Wiley Capital Management LLC and JP Morgan Fleming Asset Management (large-capitalization value equity sleeve)
	Prudential Investment Management, Inc. (high yield bond sleeve)	Goldman Sachs Asset Management (high yield bond sleeve)
Strategic Partners Moderate Allocation Fund (formerly Strategic Partners Moderate Growth Fund)	Jennison Associates LLC (large-capitalization growth equity sleeve)	Transamerica Asset Management LLC and Goldman Sachs Asset Management LP (large-capitalization growth equity sleeve)
	Jennison Associates LLC (large-capitalization value equity sleeve)	Hotchkis & Wiley Capital Management LLC and JP Morgan Fleming Asset Management (large-capitalization value equity sleeve)
	Lazard Asset Management LLC (international equity sleeve)	LSV Asset Management and Thornburg Investment Management, Inc. (international equity sleeve)
	Prudential Investment Management, Inc. (high yield bond sleeve)	Goldman Sachs Asset Management LP (high yield bond sleeve)
Strategic Partners Growth Allocation Fund (formerly Strategic Partners High Growth Fund)	Jennison Associates LLC (large-capitalization growth equity sleeve)	Transamerica Asset Management LLC and Goldman Sachs Asset Management LP (large-capitalization growth equity sleeve)
	Jennison Associates LLC (large-capitalization value equity sleeve)	Hotchkis & Wiley Capital Management LLC and JP Morgan Fleming Asset Management (large-capitalization value equity sleeve)
	Lazard Asset Management LLC (international equity sleeve)	LSV Asset Management and Thornburg Investment Management, Inc. (international equity sleeve)

Effective as of the close of business on or about March 31, 2005, the following sections of the prospectus are replaced or supplemented, as appropriate, as noted below:

The section of the Prospectus titled “Risk/Return Summary—Investment Objectives and Principal Strategies” is  amended by removing all references to Prudential Investment Management, Inc., Jennison Associates, Inc. and Lazard Asset Management, LLC, and replacing the deleted information as follows:

Conservative Allocation Fund (formerly, Conservative Growth Fund)

Adviser	Target Allocation of Fund’s Assets	Asset Class	Primary Investment Type/Style
Transamerica Asset Management LLC (Transamerica) and Goldman Sachs Asset Management LP (GSAM)*	15%	Equities	Growth-oriented, focusing on large-cap stocks
Hotchkis & Wiley Capital Management LLC (Hotchkis & Wiley) and JP Morgan Fleming Asset Management (JP Morgan)*	17%	Equities	Value-oriented, focusing on large-cap stocks
GSAM	12.5%	Fixed Income	High-yield debt, including junk bonds and emerging market debt

Moderate Allocation Fund (formerly, Moderate Growth Fund)

Adviser	Target Allocation of Fund’s Assets	Asset Class	Primary Investment Type/Style
Transamerica and GSAM*	18%	Equities	Growth-oriented, focusing on large-cap stocks
Hotchkis & Wiley and JP Morgan*	21%	Equities	Value-oriented, focusing on large-cap stocks
LSV Asset Management (LSV) and Thornburg Investment Management, Inc. (Thornburg)*	14%	International Equities	Stocks of foreign companies
GSAM	7%	Fixed Income	High-yield debt, including junk bonds and emerging markets debt

Growth Allocation Fund (formerly, High Growth Fund)

Adviser	Target Allocation of Fund’s Assets	Asset Class	Primary Investment Type/Style
Transamerica and GSAM*	27%	Equities	Growth-oriented, focusing on large-cap stocks
Hotchkis & Wiley and JP Morgan*	28%	Equities	Value-oriented, focusing on large-cap stocks
LSV and Thornburg*	23%	International Equities	Stocks of foreign companies

*Each of the indicated advisers manages approximately 50% of the overall sleeve or segment.

The section of the Prospectus titled “How the Fund Invests” is amended by removing all references to Prudential Investment Management, Inc., Jennison Associates, Inc. and Lazard Asset Management, LLC, and substituting references to each of the new Advisers as set forth above.

The section of the Prospectus titled “How the Trust is Managed — Advisers and Portfolio Managers” is amended by removing all references to Prudential Investment Management, Inc., Jennison Associates, Inc. and Lazard Asset Management LLC and replacing all deleted information with information about each new Adviser, as set forth below:

Transamerica Asset Management LLC

Transamerica Investment Management (Transamerica), a registered investment advisor, is a wholly owned subsidiary of Transamerica Investment Services, Inc. and a separate core business unit within AEGON.  Transamerica has been managing equity and balanced strategies since 1967.  Located in Los Angeles, Transamerica managed over $22 billion (as of 12/31/04) in equity and fixed-income assets for mutual funds, funds of funds, separately managed accounts, retirement plans and various for-profit and nonprofit entities.

Transamerica Investment Management’s large cap growth strategy is managed by a team of investment professionals of whom Jeff Van Harte, CFA is the lead portfolio manager.

Mr. Van Harte is Principal and Executive Vice President at Transamerica Investment Management, LLC. Mr. Van Harte is the Lead Manager for the Transamerica Premier Equity Fund and also manages sub-advised funds and institutional separate accounts in the large growth discipline. He has served as lead manager of the Transamerica Large Growth strategy since April of 1984. Prior to portfolio management responsibilities at Transamerica Mr. Van Harte was a securities analyst and trader for Transamerica Investment Services. He joined Transamerica in 1980 and has 25 years of investment experience.  Mr. Van Harte has managed the large capitalization growth equity segments of the Funds advised by Transamerica since Transamerica became a subadviser to the Funds in March 2005.

Goldman Sachs Asset Management LP

Goldman Sachs Asset Management LP, along with other units of the Investment Management Division of Goldman, Sachs & Company (Goldman Sachs), managed approximately $451.3 billion in assets as of December 31, 2004.  The address of GSAM is 32 Old Slip, 23rd floor, New York, New York 10005.

The large capitalization growth equity segments of the Funds advised by GSAM are team-managed.  The portfolio managers responsible for the day-to-day management are Gary Chropuvka and Melissa R. Brown, CFA

Mr. Chropuvka is responsible for the day-to-day implementation and trading of the portfolios. He is also a member of the GQE Investment Policy Committee. He joined GSAM in March 1998 working on Private Equity Partnerships. He received his Masters in Financial Engineering from Columbia University in 2000. Prior to this, Mr. Chropuvka spent four years with Morgan Stanley’s Correspondent Clearing Group. He received a B.A. in Mathematics from Rutgers University in 1993.  Ms. Brown is a Senior Portfolio Manager responsible for US Portfolios for the Global Quantitative Equity Group. Melissa has over 20 years experience in the industry, including 10 years as an All- Star- rated Quantitative Analyst in the Institutional Investor annual survey.  Each of the portfolio managers have managed the large capitalization growth equity segments of the Funds advised by GSAM since GSAM became a subadviser to the Funds in March 2005.

The high yield segments of the Funds advised by GSAM are team-managed.  The portfolio managers responsible for the day-to-day management of the high yield segments of the Funds are Jonathan Beinner, Tom Kenney, Andrew Jessop, Diana Gordon, Rob Cignarella and Rachel Golder.

Jonathan Beinner is the Chief Investment Officer and Co-Head of US and Global Fixed Income at Goldman Sachs Asset Management (GSAM).  Jonathan joined GSAM in 1990, and is responsible for overseeing over $100 billion in fixed income assets - including multi-sector portfolios, single-sector portfolios, and fixed income hedge funds.

Jonathan is also responsible for overseeing GSAM’s $100 billion in money market assets.   Mr. Beinner received two B.S. degrees from the University of Pennsylvania in 1988.

Tom Kenny is Co-Head of the US and Global Fixed Income Portfolio team, which is responsible for managing assets in excess of $200 billion across multiple strategies with teams in London, Tokyo, and New York. Prior to taking on this role, he was Head of the Municipal Bond Portfolio Management team that is responsible for over $12 billion in assets across multiple investment strategies. He joined the firm in 1999 after spending over 13 years with the Franklin Templeton Group of Funds where, most recently, he was Executive Vice President and the Director of the Municipal Bond Department, responsible for the portfolio management and credit research efforts for assets under management in excess of $50 billion. Mr. Kenney has served in a number of leadership positions for various industry groups and was, most recently, the Vice Chairman of the Municipal Securities Rulemaking Board. He received a B.A. in Business Economics from the University of California, Santa Barbara, and a M.S. in Finance from Golden Gate University in San Francisco. Tom also received the Chartered Financial Analyst designation.

Rob Cignarella is a member of the High Yield portfolio management team and specializes in high yield credit research.  Before joining Goldman Sachs Asset Management in 1998, he worked for two and a half years in investment banking at Salomon Brothers.  Prior to that he worked in equity research at Furman Selz and was an engineer with LS Transit Systems.  He received a B.S. in Engineering from Cornell University in 1991 and an M.B.A. from the University of Chicago Graduate School of Business in 1998.

Andrew Jessop, Managing Director and Head of the High Yield Team, joined GSAM in 1997 as a portfolio manager.  He is responsible for managing high yield assets.  Previously, he worked six years managing high yield portfolios at Saudi International Bank in London.

Rachel Golder is a Managing Director of Goldman, Sachs & Co., and the Director of High Yield Credit Research.  Prior to joining Goldman Sachs Asset Management, she spent 6 years at SIB as a high yield credit analyst and portfolio manager, with a focus on the media, telecommunications, healthcare, chemicals, and packaging industries.  Before that, Ms. Golder worked for Kleinwort Benson Ltd., where she proposed and managed investments in corporate loans.  Ms. Golder earned a B.A. from Yale University in 1983.

Diana Gordon is a Vice President and Portfolio Manager with Goldman, Sachs & Co.  Ms. Gordon is a member of the High Yield portfolio management team, and she specializes in portfolio management and credit analysis.  Before joining Goldman Sachs Asset Management, she was a high yield manager at SIB, while retaining analytical responsibility for the technology and telecommunications sectors.  Prior to becoming a portfolio manager, she was an analyst at the Bank and focused on the technology, general industrial, supermarket, and chemical sectors.  She earned a Ph.D. in Physical Chemistry from Cambridge University in 1993 and B. Sc. (Hons) in Chemistry with specialization in Materials for Microelectronics from the University of Strathclyde in 1989.

Each of the portfolio managers have managed the high yield segments of the Funds since GSAM became a subadviser to the Funds in March 2005.

Hotchkis & Wiley Capital Management LLC

Hotchkis and Wiley is a registered investment adviser, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of Hotchkis and Wiley and Stephen Group, Inc. and affiliates, which is a diversified holding company.  As of December 31, 2004, Hotchkis and Wiley had over $19.4 billion in assets under management.  The address of Hotchkis and Wiley is 725 South Figueroa Street, Suite 3900, Los Angeles, California 90017-5439.

Sheldon J. Lieberman is primarily responsible for the management of the portion of the large-capitalization value equity segments of the Funds advised by Hotchkis and Wiley.  Mr. Lieberman has been with Hotchkis and Wiley and its predecessors since 1994.  He has managed the portion of the large-capitalization value equity segments of the Funds advised by Hotchkis and Wiley since Hotchkis and Wiley became an Adviser to the Funds in March 2004.

JP Morgan Fleming Asset Management

JP Morgan is an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company and global financial services firm.  JP Morgan manages assets for governments, corporations, endowments, foundations and individuals worldwide.  As of December 31, 2004, JP Morgan and its affiliated companies had approximately $791 billion in assets under management worldwide.  The address of JP Morgan is 522 Fifth Avenue, New York, New York 10036.

Cris Posada and Raffaele Zingone are primarily responsible for the day-to-day management of the portion of the large-capitalization value equity segments of the Funds advised by JP Morgan.  Mr.  Posada, a Vice President of JP Morgan, is a client portfolio manager in the U.S. Equity Group.  An employee since 1997, he is responsible for product management and client servicing across JP Morgan’s large cap equity spectrum of products.  Mr. Zingone, a Vice President of JP Morgan, is a portfolio manager in the U.S. Equity Group.  He joined JP Morgan in 1991.  They have managed the portion of the large-capitalization value equity segments of the Funds advised by JP Morgan since JP Morgan became one of the Fund’s Advisers in March 2004.

LSV Asset Management

LSV was formed in 1994, and is a quantitative value equity manager providing active asset management for institutional clients through the application of proprietary models. As of December 31, 2004, LSV had approximately $34 billion in assets under management.  LSV’s address is One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

Josef Lakonishok, Robert Vishny and Menno Vermuelen, CFA serve as co-portfolio managers for the portion of the international equity segments of the Funds advised by LSV.  Mr. Lakonishok has served as CEO, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 25 years of investment and research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign. Mr. Vishny has served as a Partner and Portfolio Manager of LSV since its founding in 1994. He has more than 18 years of investment and research experience. In addition to his duties at LSV, Mr. Vishny serves as the Eric J. Gleacher Professor of Finance at the University of Chicago. Mr. Vermuelen has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. He has more than 13 years of investment experience. Prior to joining LSV, Mr. Vermuelen served as a portfolio manager for ABP Investments.  Messrs. Lakonishok, Vishny and Vermuelen have managed the LSV portion of the international equity segments of the Funds since LSV became an Adviser to the Funds in March 2004.

Thornburg Investment Management, Inc.

Thornburg is an independent, employee-owned investment management firm located in Santa Fe, New Mexico.  The firm was founded in 1982 and began providing investment management services to clients in 1984.  Thornburg uses a fundamental, bottom-up approach to investing which centers on the intrinsic value of each investment.  Thornburg’s address is 119 East Marcy Street, Santa Fe, New Mexico 87501.

William V. Fries, CFA, a Managing Director of Thornburg, and Wendy Trevisani, also a Managing Director of Thornburg, are the portfolio managers for the portion of the international equity segments of the Funds advised by Thornburg.  Mr. Fries serves as the lead portfolio manager.  Before joining Thornburg in May 1995, Mr. Fries managed equity mutual funds for 16 years with another mutual fund management company.    Before joining Thornburg in March 1999, Ms. Trevisani served as an institutional sales representative for Salomon Smith Barney in both New York City and London.  Ms. Trevisani holds an MBA degree with a concentration in Finance from Columbia University, and a BA in International Relations from Bucknell University.   Mr. Fries and Ms. Trevisani have managed the Thornburg portion of the international equity segments of the Funds since Thornburg became an Adviser to the Funds in March 2004.

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